Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund
Class A, Class C, Institutional Class, Class E and Class R6 (the “Fund”)

Supplement to the Summary Prospectuses and Prospectuses of the Fund, each dated February 28, 2023

This supplement describes important changes affecting the Fund.
Effective immediately, the Summary Prospectus and Prospectus, as applicable, of the Fund are revised as follows:
(1) Changes to Principal Investment Strategies: The following changes are hereby made to the section entitled “Principal Investment Strategies”:
a.	The third paragraph is hereby deleted in its entirety and replaced with the following:

The investment strategies that the subadvisers will utilize involve the following types of investments: (i) equity securities of companies of any market capitalization throughout the world (including emerging markets), which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts, real estate investment trusts (“REITs”) and other real estate companies (i.e., direct investments in companies) and exchange traded funds (“ETFs”); (ii) debt securities of governments and companies throughout the world (including emerging markets), which may include debt securities of governments as well as their agencies and/or instrumentalities, below investment grade debt securities (commonly known as “junk bonds”), mortgage-backed securities and other asset-backed securities, hybrid securities (including convertible bonds), catastrophe bonds (commonly known as “CAT bonds”) and loans (including bridge loans, loan participations and collateralized loan obligations (“CLOs”)); and (iii) foreign currencies.
b.	The fifth and sixth sentences of the subsection entitled “Equity Long/Short” are hereby deleted in their entirety and replaced with the following:

The Manager and a subadviser may focus on certain sectors of the market.  One subadviser’s strategy invests globally with a focus on equity securities of European companies.
c.	The third sentence of the subsection entitled “Managed Futures” is hereby deleted in its entirety.

(2) Changes to Principal Investment Risks: The following risks are hereby added to the “Principal Investment Risks” section of the Fund’s Summary Prospectuses:
Catastrophe Bond Risk. A Catastrophe Bond (“CAT Bond”) is a form of insurance-linked security that is sold in the capital markets. The obligation of the issuer to repay principal is contingent on the occurrence or non-occurrence of whatever catastrophic event or events are specified. In the event that the specific natural catastrophe mentioned in the CAT Bond occurs, the bond is “triggered” and all or a portion of the original principal can be used to pay the approved claims from the trigger event. If the “trigger” event occurs, the Fund may lose a portion or all of its investment in such security. An investment in CAT Bonds is subject to special risks, including, but not limited to: the inability of the issuers to pay the required interest and/or principal on their issued securities; the risk that the issuers’ own investments, which may be subject to credit default risk or interest rate risk, cause them to not have sufficient funds available to pay the required interest and/or principal on their issued securities; U.S. or foreign regulations that may lead to unanticipated expenses; subordination to other obligations of the issuer; the nonrecourse nature of the securities; or depressed prices of the securities due to low ratings by ratings agencies. Because a CAT Bond may result in significant losses in the event that the “trigger” event occurs, it carries a high degree of risk of loss and is considered a “high yield” or a “junk bond.”
Commodity Regulatory Risk. The Fund is deemed a “commodity pool” and the Fund’s investment manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Fund’s investment manager is therefore subject to dual regulation by the Securities and Exchange Commission and the Commodity Futures Trading Commission. Compliance with regulations governing commodity pools may increase the Fund’s regulatory compliance costs. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely impact the Fund, and may compel the Fund to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.
(3) Changes to Investment Strategies: The table in the section entitled “Investment Strategies” is hereby deleted in its entirety and replaced with the following:
Manager/Subadviser	Investment Strategy
BH-DG Systematic Trading LLP	Managed Futures and Global Macro
GAMCO Asset Management Inc.	Merger Arbitrage
Neuberger Berman Investment Advisers LLC	Insurance Linked
P/E Global, LLC	Global Macro
Portland Hill Asset Management Limited	European Event Driven and Equity Long/Short

(4) Changes to Additional Information about Principal Investment Risks: The following changes are hereby made  to the “Additional Information about Principal Investment Risks” section of the Fund’s Prospectuses:
Catastrophe Bond Risk. A Catastrophe Bond (“CAT Bond”) is a form of insurance-linked security that is sold in the capital markets. The obligation of the issuer to repay principal is contingent on the occurrence or non-occurrence of whatever catastrophic event or events are specified. In the event that the specific natural catastrophe mentioned in the CAT Bond occurs, the bond is “triggered” and all or a portion of the original principal can be used to pay the approved claims from the trigger event. If the “trigger” event occurs, the Fund may lose a portion or all of its investment in such security. An investment in CAT Bonds is subject to special risks, including, but not limited to: the inability of the issuers to pay the required interest and/or principal on their issued securities; the risk that the issuers’ own investments, which may be subject to credit default risk or interest rate risk, cause them to not have sufficient funds available to pay the required interest and/or principal on their issued securities; U.S. or foreign regulations that may lead to unanticipated expenses; subordination to other obligations of the issuer; the nonrecourse nature of the securities; or depressed prices of the securities due to low ratings by ratings agencies. Because a CAT Bond may result in significant losses in the event that the “trigger” event occurs, it carries a high degree of risk of loss and is considered a “high yield” or a “junk bond.”
Since the issuers of CAT Bonds are often thinly capitalized and may not have ready access to additional capital, unanticipated expenses or liabilities can cause such entities to not have the resources available to pay such expenses or liabilities or the required interest and/or principal on their issued securities which may cause a loss of such interest and/or principal to the investor. Additionally, to pay interest and/or principal on their issued securities, issuers may also rely on their own investments which can be subject to their own credit default risk, interest rate risk and other risks. CAT Bonds are also subject to substantial regulation in the U.S. and foreign jurisdictions which can lead to unanticipated expenses causing the issuer to be unable to meet its financial obligations. Because CAT Bonds are often subordinated to other obligations of the issuer and issued without recourse, a loss of interest and/or principal to the investor can occur where the issuer incurs unanticipated expenses or defaults on its obligations to a ceding insurer. Because CAT bonds may result in significant losses in the event that the “trigger” event occurs, they carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” CAT Bonds are also subject to liquidity risk due to possible low ratings by ratings agencies which can cause adverse publicity and investor perceptions which may depress prices of the CAT Bonds.
Commodity Regulatory Risk. The Fund is deemed a “commodity pool” and the Fund’s investment manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Fund’s investment manager is therefore subject to dual regulation by the Securities and Exchange Commission and the Commodity Futures Trading Commission. Compliance with regulations governing commodity pools may increase the Fund’s regulatory compliance costs. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely impact the Fund, and may compel the Fund to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.

The date of this supplement is May 16, 2023.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services: 800.877.9700 Institutional Services: 800.366.6264 Web site: www.nb.com